UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

Dryden Tax-Managed Funds - Dryden Large Cap Core Equity Fund

Schedule of Investments

as of January 31, 2008 (Unaudited)

Shares	Description		Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
CONSUMER DISCRETIONARY 7.2%
Auto Components
	3,800	Gentex Corp.	$60,268

Diversified Consumer Services 0.1%
	4,500	Capella Education Co.(a)	283,860

Hotels, Restaurants & Leisure 2.2%
	5,000	Darden Restaurants, Inc.	141,600
	10,000	Jack in the Box, Inc.(a)(b)	292,300
	49,100	McDonald’s Corp.	2,629,305
	62,300	YUM! Brands, Inc.	2,128,168

			5,191,373

Household Durables
	3,600	Kimball International Inc. (Class B)	44,568

Internet & Catalog Retail 0.4%
	36,800	IAC/InterActive Corp. (a)(b)	954,592

Media 3.2%
	51,110	CBS Corp. (Class B)(b)	1,287,461
	3,500	Comcast Corp. (Class A)(a)	63,560
	86,100	DIRECTV Group, Inc. (The)(a)	1,944,138
	58,860	Disney (Walt) Co. (The)	1,761,680
	2,100	Marvel Entertainment, Inc.(a)	59,220
	57,200	Time Warner, Inc.(b)	900,328
	2,900	Valassis Communications, Inc.(a)	27,724
	42,600	Viacom, Inc. (Class B)(a)	1,651,176

			7,695,287

Multiline Retail
	2,900	Macy’s, Inc.	80,156

Specialty Retail 0.6%
	40,600	AutoNation, Inc.(a)(b)	660,968
	7,900	Best Buy Co., Inc.	385,599
	3,100	Home Depot, Inc.	95,077
	3,500	RadioShack Corp.	60,725
	11,200	Rent-A-Center, Inc.(a)(b)	191,520

			1,393,889

Textiles, Apparel, & Luxury Goods 0.7%
	8,500	Coach, Inc.(a)(b)	272,425
	37,700	Jones Apparel Group, Inc.	633,360
	3,400	Liz Claiborne, Inc.	74,426
	18,800	Warnaco Group Inc. (The)(a)	674,732

			1,654,943

CONSUMER STAPLES 10.5%
Beverages 3.4%
47,400	Anheuser-Busch Companies., Inc.	2,205,048
37,200	Coca-Cola Co.	2,201,124
19,300	Molson Coors Brewing Co. (Class B)(b)	862,131
17,500	Pepsi Bottling Group, Inc.	609,875
32,994	PepsiCo, Inc.	2,249,860

		8,128,038

Food & Staples Retailing 1.7%
1,600	CVS Caremark Corp.	62,512
51,100	Kroger Co. (The)	1,300,495
27,700	Safeway, Inc.	858,423
35,070	Wal-Mart Stores, Inc.(b)	1,784,362

		4,005,792

Food Products 0.6%
12,738	Archer-Daniels-Midland Co.	561,109
2,100	General Mills, Inc.	114,681
14,630	Kraft Foods, Inc. (Class A)(b)	428,074
3,900	Ralcorp Holdings, Inc.(a)(b)	212,199
7,900	Sara Lee Corp.	111,074

		1,427,137

Household Products 2.8%
5,500	Clorox Co. (The)	337,260
8,270	Colgate-Palmolive Co.	636,790
25,900	Kimberly-Clark Corp.	1,700,335
61,964	Procter & Gamble Co.	4,086,526

		6,760,911

Tobacco 2.0%
37,900	Altria Group, Inc.	2,873,578
30,700	Reynolds American, Inc.(b)	1,944,231

		4,817,809

ENERGY 13.3%
Energy Equipment & Services 1.9%
66,300	Halliburton Co.	2,199,171
23,200	Hornbeck Offshore Services, Inc.(a)(b)	897,376
3,400	National-Oilwell Varco, Inc.(a)	204,782
6,600	Noble Corp.	288,882
10,900	Schlumberger, Ltd.	822,514
1,400	SEACOR Holdings, Inc.(a)	123,480

		4,536,205

Oil, Gas & Consumable Fuels 11.4%
8,300	Anadarko Petroleum Corp.(b)	486,297
700	Apache Corp.	66,808
22,400	Chesapeake Energy Corp.(b)	833,952
61,384	Chevron Corp.(b)	5,186,948
33,600	ConocoPhillips(b)	2,698,752
23,700	Devon Energy Corp.	2,014,026
130,409	Exxon Mobil Corp.	11,267,338
800	Hess Corp.	72,664
42,100	Marathon Oil Corp.	1,972,385
800	Massey Energy Co.(b)	29,744
12,100	Occidental Petroleum Corp.	821,227
24,500	Sunoco, Inc.	1,523,900
13,300	Williams Cos., Inc. (The)	425,201

		27,399,242

FINANCIALS 16.9%
Capital Markets 3.7%
8,100	Bear Stearns Cos., Inc. (The)(b)	731,430
3,800	Charles Schwab Corp. (The)	84,740
2,100	Franklin Resources, Inc.	218,883
13,280	Goldman Sachs Group, Inc. (The)	2,666,226
4,700	Hercules Technology Growth Capital, Inc.	54,755
50,900	Janus Capital Group, Inc.(b)	1,374,809
24,100	Lehman Brothers Holdings, Inc.(b)	1,546,497
3,400	MCG Capital Corp.	44,812
23,000	Merrill Lynch & Co., Inc.(b)	1,297,200
5,000	MF Global Ltd. (Bermuda)(a)	150,250
11,900	Morgan Stanley	588,217
10,500	TD Ameritrade IP Co., Inc.(a)(b)	196,980

		8,954,799

Commercial Banks 1.8%
8,800	Comerica, Inc.(b)	383,856
24,800	Huntington Bancshares, Inc.	333,560
15,000	KeyCorp.	392,250
10,200	Oriental Financial Group, Inc. (Puerto Rico)	162,894
19,591	U.S. Bancorp(b)	665,114
43,700	Wachovia Corp.(b)	1,701,242
17,320	Wells Fargo & Co.(b)	589,053

		4,227,969

Diversified Financial Services 4.9%
113,005	Bank of America Corp.	5,011,772
60,001	Citigroup, Inc.(b)	1,693,228
104,482	JPMorgan Chase & Co.	4,968,119

		11,673,119

Insurance 5.8%
25,700	ACE, Ltd. (Bermuda)	1,499,338
23,600	Allstate Corp. (The)	1,162,772
32,800	American Financial Group, Inc.(b)	909,544
35,731	American International Group, Inc.	1,970,921

5,500	Arch Capital Group Ltd. (Bermuda)(a)	387,530
12,200	Assured Guaranty Ltd. (Bermuda)	288,652
10,200	Axis Capital Holdings Ltd. (Bermuda)	408,408
17,850	Chubb Corp.	924,452
7,700	Endurance Specialty Holdings Ltd. (Bermuda)	312,004
4,800	Everest Re Group Ltd. (Barbados)	488,112
3,900	Hartford Financial Services Group, Inc. (The)	315,003
3,200	Loews Corp.	149,408
4,500	MetLife, Inc.	265,365
12,900	Montpelier Re Holdings, Ltd. (Bermuda)	221,106
12,500	PartnerRe Ltd. (Bermuda)	991,000
17,500	Platinum Underwriters Holdings, Ltd. (Bermuda)	590,625
3,000	Seabright Insurance Holdings, Inc.(a)	44,070
45,497	Travelers Cos., Inc. (The)	2,188,405
3,800	W.R. Berkley Corp.	114,988
12,000	XL Capital Ltd. (Class A)(Bermuda)	540,000

		13,771,703

Real Estate Investment Trusts 0.2%
10,100	Annaly Mortgage Management, Inc.(b)	199,172
4,100	Arbor Realty Trust, Inc.(b)	72,857
2,100	Parkway Properties, Inc.	75,432
17,500	Resource Capital Corp.(b)	169,750

		517,211

Thrifts & Mortgage Finance 0.5%
79,800	Hudson City Bancorp, Inc.	1,307,124

HEALTHCARE 13.2%
Biotechnology 0.1%
5,500	Amgen, Inc.(a)	256,245
2,500	Millennium Pharmaceuticals, Inc.(a)(b)	37,925

		294,170

Healthcare Equipment & Supplies 2.0%
3,600	Alcon, Inc. (Switzerland)	511,200
1,900	Analogic Corp.	112,214
16,800	Baxter International, Inc.	1,020,432
25,800	Becton, Dickinson & Co.	2,232,474
8,500	Invacare Corp.	206,890
10,900	Medtronic, Inc.	507,613
6,300	Quidel Corp.(a)	99,351
1,100	Stryker Corp.	73,667

		4,763,841

Healthcare Providers & Services 3.7%
14,100	Aetna, Inc.	750,966
10,100	CIGNA Corp.	496,516
31,700	Express Scripts, Inc.(a)	2,139,433
26,600	Medco Health Solutions, Inc.(a)(b)	1,332,128
34,600	UnitedHealth Group, Inc.	1,759,064
31,000	WellPoint, Inc.(a)	2,424,200

		8,902,307

Life Sciences, Tools & Services 1.3%
16,900	Applera Corp. - Applied Biosystems Group	532,857
14,800	Charles River Laboratories International, Inc.(a)(b)	919,080
2,200	Dionex Corp.(a)(b)	154,220
7,500	Invitrogen Corp.(a)(b)	642,525
5,300	PerkinElmer, Inc.	131,917
4,600	Thermo Fisher Scientific, Inc.(a)	236,854
9,100	Waters Corp.(a)(b)	522,795

		3,140,248

Pharmaceuticals 6.1%
35,000	Abbott Laboratories	1,970,500
7,400	Bristol-Myers Squibb Co.(b)	171,606
30,200	Eli Lilly & Co.	1,555,904
71,499	Johnson & Johnson	4,523,027
61,900	Merck & Co., Inc.	2,864,732
6,000	Par Pharmaceutical Cos., Inc.(a)	115,080
89,810	Pfizer, Inc.	2,100,656
34,500	Wyeth	1,373,100

		14,674,605

INDUSTRIALS 13.2%
Aerospace/Defense 4.5%
24,000	Boeing Co.	1,996,320
4,600	Ceradyne, Inc.(a)(b)	221,490
10,100	Honeywell International, Inc.	596,607
4,200	L-3 Communications Holdings, Inc.	465,486
25,100	Lockheed Martin Corp.	2,708,792
30,500	Northrop Grumman Corp.	2,420,480
26,100	Raytheon Co.(b)	1,700,154
7,300	United Technologies Corp.	535,893

		10,645,222

Air Freight & Logistics 0.2%
6,900	United Parcel Service, Inc. (Class B)(b)	504,804

Building Products 0.2%
17,200	Masco Corp.(b)	394,396

Commercial Services & Supplies 1.3%
9,200	Avery Dennison Corp.(b)	476,744
24,300	Herman Miller, Inc.	772,254
16,900	PeopleSupport, Inc.(a)	211,419
7,300	R. R. Donnelley & Sons Co.	254,697
28,900	Steelcase, Inc.	443,037
17,000	Stericycle, Inc.(a)(b)	1,007,420

		3,165,571

Electrical Equipment 1.6%
34,300	Emerson Electric Co.	1,743,812
4,700	Hubbell, Inc.	224,096
31,700	Rockwell Automation, Inc.	1,807,534

		3,775,442

Industrial Conglomerates 3.9%
10,200	3M Co.	812,430
188,200	General Electric Co.	6,664,162
49,500	Tyco International Ltd. (Bermuda)	1,948,320

		9,424,912

Machinery 1.4%
11,800	Cummins, Inc.	569,704
8,100	Eaton Corp.	670,356
7,800	Illinois Tool Works, Inc.(b)	393,120
14,900	Ingersoll-Rand Co. Ltd. (Bermuda)	588,848
17,850	Parker-Hannifin Corp.(b)	1,206,839

		3,428,867

Trading Companies & Distributors 0.1%
1,700	W.W. Grainger, Inc.	135,269
2,100	WESCO International, Inc. (a)	88,704

		223,973

INFORMATION TECHNOLOGY 17.3%
Communications Equipment 2.1%
115,850	Cisco Systems, Inc.(a)	2,838,325
51,000	QUALCOMM, Inc.	2,163,420

		5,001,745

Computers & Peripherals 5.6%
6,290	Apple Inc.(a)	851,414
131,170	EMC Corp.(a)(b)	2,081,668
91,325	Hewlett-Packard Co.	3,995,469
46,070	International Business Machines Corp.	4,945,153
53,100	Network Appliance, Inc.(a)	1,232,982
4,000	QLogic Corp.(a)	57,200
13,700	Seagate Technology LLC (Cayman Islands)	277,699

		13,441,585

Electronic Equipment & Instruments 0.7%
32,900	Agilent Technologies, Inc.(a)	1,115,639
5,300	Mettler - Toledo International, Inc.(a)	526,290

		1,641,929

Internet Software & Services 1.2%
73,100	eBay, Inc.(a)	1,965,659
1,700	Google, Inc. (Class A)(a)	959,310

		2,924,969

IT Services 1.2%
42,700	Automatic Data Processing, Inc.	1,732,339
19,700	Fiserv, Inc.(a)	1,011,989
1,000	Mastercard, Inc. (Class A)	207,000

		2,951,328

Office Electronics 0.3%
36,500	Xerox Corp.	562,100

Semiconductors & Semiconductor Equipment 1.2%
81,500	Intel Corp.	1,727,800
14,000	LSI Corp.(a)(b)	73,080
5,100	NVIDIA Corp.(a)(b)	125,409
23,700	Texas Instruments, Inc.	733,041
5,550	Varian Semiconductor Equipment Associates, Inc.(a)	178,766

		2,838,096

Software 5.0%
14,600	Adobe Systems, Inc.(a)	509,978
25,800	BMC Software, Inc.(a)	826,632
61,700	Compuware Corp.(a)	524,450
49,800	Intuit, Inc.(a)(b)	1,528,362
218,100	Microsoft Corp.	7,110,060
26,600	Oracle Corp.(a)	546,630
55,700	Symantec Corp.(a)	998,701

		12,044,813

MATERIALS 1.9%
Chemicals 1.0%
17,330	Dow Chemical Co. (The)	669,978
9,600	E.I. du Pont de Nemours & Co.	433,728
5,700	Eastman Chemical Co.	376,599
3,300	H.B. Fuller Co.	68,508
5,700	Monsanto Co.	640,908
14,400	Olin Corp.	295,056

		2,484,777

Containers & Packaging
1,500	Ball Corp.(b)	68,835

Metals & Mining 0.9%
4,900	Alcoa, Inc.	162,190
21,900	Freeport-McMoRan Copper & Gold, Inc.	1,949,757

		2,111,947

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.0%
128,568	AT&T, Inc.	4,948,582
900	Atlantic Tele-Network, Inc.	28,341
1,900	CenturyTel, Inc.	70,129
52,700	Verizon Communications, Inc.	2,046,868
15,500	Windstream Corp.	179,955

		7,273,875

Wireless Telecommunication Services 0.1%
18,487	Sprint Nextel Corp.	194,663

UTILITIES 2.8%
Electric Utilities 1.3%
12,800	American Electric Power Co., Inc.	548,224
56,100	Duke Energy Corp.	1,046,826
8,800	Edison International	459,008
16,300	FirstEnergy Corp.	1,160,886

		3,214,944

Gas Utilities 0.1%
6,200	Nicor, Inc.(b)	254,200

Independent Power Producers & Energy Traders 1.0%
70,800	AES Corp. (The)(a)	1,350,864
3,600	Constellation Energy Group, Inc.	338,256
19,200	NRG Energy, Inc.(a)(b)	740,928

		2,430,048

Multi-Utilities 0.4%
14,200	CenterPoint Energy Inc.	227,342
15,900	Consolidated Edison, Inc.	692,922

		920,264

	Total long-term investments
	(cost $190,795,689)	238,584,471

Principal Amount (000)	Description	Value
SHORT-TERM INVESTMENTS 19.2%
United States Government Security 0.1%
	United States Treasury Bill, 3.07%, 3/20/2008(c)(d)
$160	(cost $159,368)	$159,628

Shares
Affiliated Money Market Mutual Fund 19.1%
	Dryden Core Investment Fund-Taxable Money Market Series (e)(f)
45,831,865	(cost $45,831,865; includes $43,909,323 of cash collateral received for securities on loan)	45,831,865

	Total short-term investments
	(cost $45,991,233)	45,991,493

TOTAL INVESTMENTS 118.6%
(cost $236,786,922)(g)	284,575,964
Liabilities in excess of other assets(h) (18.6%)	(44,612,548)

NET ASSETS 100.0%	$239,963,416

(a)	Non-income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $43,032,646; cash collateral of $43,909,323 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The United States federal income tax basis and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 237,485,262	$50,199,387	$3,108,685	$47,090,702

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2008

Number of Contracts	Type	Expiration Date	Value at January 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
4	S&P 500 Index	Mar. 2008	$1,379,600	$1,352,750	$26,850

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.